Annual Fund Operating Expenses - BlackRock Summit Cash Reserves Fund	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.42%	[1]
Investor C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	1.17%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.42%	[1]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.42% (for Investor A Shares and Institutional Shares) and 1.17% (for Investor C Shares) of average daily net assets through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.